UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02739
Name of Fund:
BlackRock Large Cap Focus Value Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Focus Value Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
06/30/2026
Date of reporting period:
12/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock Large Cap Focus Value Fund, Inc.
Institutional Shares | MABAX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Value Fund, Inc.
Institutional Shares | MABAX
Semi-Annual Shareholder Report — December 31, 2025
MABAX-12/25-SAR

BlackRock Large Cap Focus Value Fund, Inc.
Investor A Shares | MDBAX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.80%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Value Fund, Inc.
Investor A Shares | MDBAX
Semi-Annual Shareholder Report — December 31, 2025
MDBAX-12/25-SAR

BlackRock Large Cap Focus Value Fund, Inc.
Investor C Shares | MCBAX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$88	1.63%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Value Fund, Inc.
Investor C Shares | MCBAX
Semi-Annual Shareholder Report — December 31, 2025
MCBAX-12/25-SAR

BlackRock Large Cap Focus Value Fund, Inc.
Class K Shares | MBVKX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25	0.46%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Value Fund, Inc.
Class K Shares | MBVKX
Semi-Annual Shareholder Report — December 31, 2025
MBVKX-12/25-SAR

BlackRock Large Cap Focus Value Fund, Inc.
Class R Shares | MRBVX
Semi-Annual Shareholder Report — December 31, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$63	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,947,640,641
Number of Portfolio Holdings	51
Portfolio Turnover Rate	48%
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	18.0%
Industrials	15.2%
Health Care	15.1%
Consumer Discretionary	10.8%
Information Technology	10.6%
Communication Services	6.4%
Consumer Staples	6.2%
Energy	5.2%
Materials	5.0%
Utilities	3.8%
Real Estate	2.6%
Short-Term Securities	1.1%
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	4.0%
Amazon.com, Inc.	3.5%
Citigroup, Inc.	3.4%
First Citizens BancShares, Inc., Class A	3.2%
Intercontinental Exchange, Inc.	3.2%
Samsung Electronics Co. Ltd.	3.0%
BP PLC, ADR	2.8%
SS&C Technologies Holdings, Inc.	2.8%
Rentokil Initial PLC	2.7%
Fidelity National Information Services, Inc.	2.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Value Fund, Inc.
Class R Shares | MRBVX
Semi-Annual Shareholder Report — December 31, 2025
MRBVX-12/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

2

DECEMBER 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Large Cap Focus Value Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) December 31, 2025	BlackRock Large Cap Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	157,264	$34,145,160

Automobile Components — 1.6%
Aptiv PLC(a)	402,799	30,648,976

Automobiles — 1.5%
General Motors Co.	360,725	29,334,157

Banks — 10.6%
Citigroup, Inc.	575,682	67,176,332
First Citizens BancShares, Inc., Class A	29,098	62,449,546
Wells Fargo & Co.	833,634	77,694,689

		207,320,567

Broadline Retail — 3.5%
Amazon.com, Inc.(a)	292,737	67,569,554

Building Products — 2.0%
Fortune Brands Innovations, Inc.	765,738	38,302,215

Capital Markets — 3.2%
Intercontinental Exchange, Inc.	383,894	62,175,472

Chemicals — 1.8%
PPG Industries, Inc.	341,802	35,021,033

Commercial Services & Supplies — 2.7%
Rentokil Initial PLC	8,957,075	53,442,314

Consumer Staples Distribution & Retail — 2.5%
Dollar General Corp.	359,825	47,773,965

Containers & Packaging — 1.8%
Sealed Air Corp.	863,235	35,763,826

Diversified Telecommunication Services — 1.4%
Comcast Corp., Class A	885,550	26,469,089

Electric Utilities — 1.9%
Exelon Corp.	863,718	37,649,468

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	209,453	28,527,499

Financial Services — 2.7%
Fidelity National Information Services, Inc.	793,686	52,748,372

Food Products — 1.7%
Campbell’s Co. (The)	1,151,495	32,092,166

Health Care Equipment & Supplies — 7.4%
Baxter International, Inc.(b)	2,534,128	48,427,186
Becton Dickinson & Co.	249,968	48,511,290
Medtronic PLC	487,853	46,863,159

		143,801,635

Health Care Providers & Services — 4.3%
Cardinal Health, Inc.	240,490	49,420,695
Elevance Health, Inc.	96,042	33,667,523

		83,088,218

Health Care REITs — 1.1%
Healthcare Realty Trust, Inc.	1,308,675	22,182,041

Industrial REITs — 1.4%
Rexford Industrial Realty, Inc.	713,100	27,611,232

Insurance — 1.4%
F&G Annuities & Life, Inc.	28,991	894,374
Fidelity National Financial, Inc., Class A	483,184	26,377,014

		27,271,388

Security	Shares	Value

Interactive Media & Services — 4.0%
Alphabet, Inc., Class C, NVS	162,500	$50,992,500
Meta Platforms, Inc., Class A	41,018	27,075,572

		78,068,072

Leisure Products — 1.9%
Hasbro, Inc.	457,928	37,550,096

Machinery — 1.6%
Fortive Corp.	570,091	31,474,724

Media — 1.1%
WPP PLC	4,652,540	20,900,296

Metals & Mining — 1.4%
Teck Resources Ltd., Class B	38,436	1,840,700
Teck Resources Ltd., Class B	530,590	25,401,675

		27,242,375

Multi-Utilities — 1.9%
Dominion Energy, Inc.	627,831	36,784,618

Oil, Gas & Consumable Fuels — 5.2%
BP PLC, ADR	1,562,908	54,279,795
Tourmaline Oil Corp.	1,056,660	47,399,771

		101,679,566

Pharmaceuticals — 3.4%
Merck & Co., Inc.	198,690	20,914,110
Sanofi SA, ADR	947,383	45,910,180

		66,824,290

Professional Services — 5.3%
Maximus, Inc.	579,188	49,995,508
SS&C Technologies Holdings, Inc.	615,439	53,801,677

		103,797,185

Software — 1.4%
Workday, Inc., Class A(a)	130,040	27,929,991

Specialty Retail — 0.9%
Bath & Body Works, Inc.	913,798	18,349,064

Technology Hardware, Storage & Peripherals — 7.7%
Hewlett Packard Enterprise Co.	1,679,358	40,338,179
Samsung Electronics Co. Ltd.	702,924	58,915,504
Western Digital Corp.	288,393	49,681,462

		148,935,145

Textiles, Apparel & Luxury Goods — 1.4%
Swatch Group AG (The)	129,860	27,303,836

Tobacco — 2.1%
British American Tobacco PLC, ADR	720,102	40,772,175

Trading Companies & Distributors — 1.8%
WESCO International, Inc.	143,598	35,129,815

Total Long-Term Investments — 98.9% (Cost: $1,526,807,263)		1,925,679,595

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) December 31, 2025	BlackRock Large Cap Focus Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(c)(d)(e)	1,107,421	$1,107,975
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(c)(d)	21,266,430	21,266,430

Total Short-Term Securities — 1.1% (Cost: $22,374,405)		22,374,405

Total Investments — 100.0% (Cost: $1,549,181,668)		1,948,054,000

Liabilities in Excess of Other Assets — (0.0)%		(413,359)

Net Assets — 100.0%		$ 1,947,640,641

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,908,291	$ —		$(28,801,969	)(a)	$2,109	$(456)	$1,107,975	1,107,421	$9,672	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,373,733	13,892,697	(a)	—		—	—	21,266,430	21,266,430	349,648		—

						$2,109	$(456)	$22,374,405		$359,320		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,145,160	$ —	$ —	$ 34,145,160
Automobile Components	30,648,976	—	—	30,648,976
Automobiles	29,334,157	—	—	29,334,157

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) December 31, 2025	BlackRock Large Cap Focus Value Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$207,320,567	$ —	$—	$207,320,567
Broadline Retail	67,569,554	—	—	67,569,554
Building Products	38,302,215	—	—	38,302,215
Capital Markets	62,175,472	—	—	62,175,472
Chemicals	35,021,033	—	—	35,021,033
Commercial Services & Supplies	—	53,442,314	—	53,442,314
Consumer Staples Distribution & Retail	47,773,965	—	—	47,773,965
Containers & Packaging	35,763,826	—	—	35,763,826
Diversified Telecommunication Services	26,469,089	—	—	26,469,089
Electric Utilities	37,649,468	—	—	37,649,468
Electronic Equipment, Instruments & Components	28,527,499	—	—	28,527,499
Financial Services	52,748,372	—	—	52,748,372
Food Products	32,092,166	—	—	32,092,166
Health Care Equipment & Supplies	143,801,635	—	—	143,801,635
Health Care Providers & Services	83,088,218	—	—	83,088,218
Health Care REITs	22,182,041	—	—	22,182,041
Industrial REITs	27,611,232	—	—	27,611,232
Insurance	27,271,388	—	—	27,271,388
Interactive Media & Services	78,068,072	—	—	78,068,072
Leisure Products	37,550,096	—	—	37,550,096
Machinery	31,474,724	—	—	31,474,724
Media	—	20,900,296	—	20,900,296
Metals & Mining	27,242,375	—	—	27,242,375
Multi-Utilities	36,784,618	—	—	36,784,618
Oil, Gas & Consumable Fuels	101,679,566	—	—	101,679,566
Pharmaceuticals	66,824,290	—	—	66,824,290
Professional Services	103,797,185	—	—	103,797,185
Software	27,929,991	—	—	27,929,991
Specialty Retail	18,349,064	—	—	18,349,064
Technology Hardware, Storage & Peripherals	90,019,641	58,915,504	—	148,935,145
Textiles, Apparel & Luxury Goods	—	27,303,836	—	27,303,836
Tobacco	40,772,175	—	—	40,772,175
Trading Companies & Distributors	35,129,815	—	—	35,129,815
Short-Term Securities
Money Market Funds	22,374,405	—	—	22,374,405

	$1,787,492,050	$160,561,950	$—	$1,948,054,000

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities (unaudited)

December 31, 2025

BlackRock Large Cap Focus Value Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,925,679,595
Investments, at value — affiliated(c)	22,374,405
Cash	14,326
Foreign currency, at value(d)	123,263
Receivables:
Securities lending income — affiliated	2,091
Capital shares sold	878,289
Dividends — unaffiliated	2,359,004
Dividends — affiliated	50,797
Prepaid expenses	65,369

Total assets	1,951,547,139

LIABILITIES
Collateral on securities loaned	1,108,031
Payables:
Capital shares redeemed	1,481,078
Income dividend distributions	1,023
Investment advisory fees	685,818
Directors’ and Officer’s fees	3,724
Other accrued expenses	39,413
Other affiliate fees	42,006
Professional fees	25,136
Service and distribution fees	196,176
Transfer agent fees	324,093

Total liabilities	3,906,498

Commitments and contingent liabilities

NET ASSETS	$1,947,640,641

NET ASSETS CONSIST OF:
Paid-in capital	$1,519,975,774
Accumulated earnings	427,664,867

NET ASSETS	$1,947,640,641

(a) Investments, at cost — unaffiliated	$1,526,807,263
(b) Securities loaned, at value	$1,072,071
(c) Investments, at cost — affiliated	$22,374,405
(d) Foreign currency, at cost	$123,515

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

December 31, 2025

BlackRock Large Cap Focus Value Fund, Inc.

NET ASSET VALUE
Institutional
Net assets	$1,054,006,389

Shares outstanding	51,859,696

Net asset value	$ 20.32

Shares authorized	400 million

Par value	$ 0.10

Investor A
Net assets	$ 869,753,142

Shares outstanding	44,252,629

Net asset value	$ 19.65

Shares authorized	200 million

Par value	$ 0.10

Investor C
Net assets	$ 10,551,203

Shares outstanding	776,960

Net asset value	$ 13.58

Shares authorized	200 million

Par value	$ 0.10

Class K
Net assets	$ 9,302,320

Shares outstanding	457,416

Net asset value	$ 20.34

Shares authorized	200 million

Par value	$ 0.10

Class R
Net assets	$ 4,027,587

Shares outstanding	245,549

Net asset value	$ 16.40

Shares authorized	400 million

Par value	$ 0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended December 31, 2025

BlackRock Large Cap Focus Value Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$21,344,320
Dividends — affiliated	349,648
Securities lending income — affiliated — net	9,672
Foreign taxes withheld	(130,725)
Foreign withholding tax claims	206,928

Total investment income	21,779,843

EXPENSES
Investment advisory	3,969,328
Service and distribution — class specific	1,130,808
Transfer agent — class specific	964,481
Custodian	110,103
Accounting services	70,457
Professional	60,579
Registration	55,785
Directors and Officer	9,958
Printing and postage	4,283
Miscellaneous	13,021

Total expenses excluding interest expense	6,388,803
Interest expense	16,362

Total expenses	6,405,165

Less:
Fees waived and/or reimbursed by the Manager	(6,530)

Total expenses after fees waived and/or reimbursed	6,398,635

Net investment income	15,381,208

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	204,418,263
Investments — affiliated	2,109
Foreign currency transactions	(145,572)

204,274,800

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	29,809,817
Investments — affiliated	(456)
Foreign currency translations	(12,768)

29,796,593

Net realized and unrealized gain	234,071,393

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$249,452,601

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Large Cap Focus Value Fund, Inc.

	Six Months Ended 12/31/25 (unaudited)	Year Ended 06/30/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,381,208	$31,885,169
Net realized gain	204,274,800	138,489,166
Net change in unrealized appreciation (depreciation)	29,796,593	70,739,586

Net increase in net assets resulting from operations	249,452,601	241,113,921

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(144,308,399)	(81,388,614)
Investor A	(120,590,416)	(68,840,974)
Investor C	(2,002,264)	(1,201,145)
Class K	(1,232,649)	(607,847)
Class R	(614,321)	(372,409)

Decrease in net assets resulting from distributions to shareholders	(268,748,049)	(152,410,989)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	113,767,046	(129,580,026)

NET ASSETS
Total increase (decrease) in net assets	94,471,598	(40,877,094)
Beginning of period	1,853,169,043	1,894,046,137

End of period	$1,947,640,641	$1,853,169,043

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Value Fund, Inc.

	Institutional

	Six Months Ended 12/31/25 (unaudited)		Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$20.58		$19.68	$18.23	$17.59	$22.31	$17.58

Net investment income(a)	0.18		0.37	0.44	0.34	0.29	0.33
Net realized and unrealized gain (loss)	2.54		2.25	1.91	2.21	(1.31)	6.75

Net increase (decrease) from investment operations	2.72		2.62	2.35	2.55	(1.02)	7.08

Distributions(b)
From net investment income	(0.43)		(0.47)	(0.41)	(0.29)	(0.30)	(0.40)
From net realized gain	(2.55)		(1.25)	(0.49)	(1.62)	(3.40)	(1.95)

Total distributions	(2.98)		(1.72)	(0.90)	(1.91)	(3.70)	(2.35)

Net asset value, end of period	$20.32		$20.58	$19.68	$18.23	$17.59	$22.31

Total Return(c)
Based on net asset value	14.13	%(d)	13.85%	13.45%	15.01%	(5.86)%	45.04%

Ratios to Average Net Assets(e)
Total expenses	0.55	%(f)	0.58%	0.54%	0.56%	0.54%	0.55%

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.58%	0.54%	0.56%	0.54%	0.54%

Net investment income	1.73	%(f)	1.84%	2.36%	1.95%	1.45%	1.70%

Supplemental Data
Net assets, end of period (000)	$1,054,006		$1,006,978	$1,032,073	$1,114,238	$994,320	$1,037,838

Portfolio turnover rate	48%		80%	63%	80%	70%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Value Fund, Inc. (continued)

	Investor A

	Six Months Ended 12/31/25 (unaudited)		Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$19.97		$19.14	$17.77	$17.20	$21.89	$17.28

Net investment income(a)	0.15		0.31	0.39	0.28	0.23	0.27
Net realized and unrealized gain (loss)	2.46		2.19	1.86	2.15	(1.28)	6.64

Net increase (decrease) from investment operations	2.61		2.50	2.25	2.43	(1.05)	6.91

Distributions(b)
From net investment income		(0.38)	(0.42)	(0.39)	(0.24)	(0.24)	(0.35)
From net realized gain		(2.55)	(1.25)	(0.49)	(1.62)	(3.40)	(1.95)

Total distributions		(2.93)	(1.67)	(0.88)	(1.86)	(3.64)	(2.30)

Net asset value, end of period	$19.65		$19.97	$19.14	$17.77	$17.20	$21.89

Total Return(c)
Based on net asset value	13.99	%(d)	13.59%	13.21%	14.61%	(6.12)%	44.68%

Ratios to Average Net Assets(e)
Total expenses	0.80	%(f)	0.81%	0.78%	0.83%	0.81%	0.83%

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.81%	0.78%	0.83%	0.81%	0.83%

Net investment income	1.48	%(f)	1.60%	2.13%	1.67%	1.16%	1.42%

Supplemental Data
Net assets, end of period (000)	$869,753		$823,987	$839,159	$841,572	$819,103	$1,063,209

Portfolio turnover rate		48%	80%	63%	80%	70%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Value Fund, Inc. (continued)

	Investor C
	Six Months Ended 12/31/25 (unaudited)		Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$14.60		$14.42	$13.66	$13.62	$18.07	$14.53

Net investment income(a)	0.05		0.11	0.18	0.12	0.06	0.08
Net realized and unrealized gain (loss)	1.75		1.63	1.40	1.68	(0.99)	5.51

Net increase (decrease) from investment operations	1.80		1.74	1.58	1.80	(0.93)	5.59

Distributions(b)
From net investment income		(0.27)	(0.31)	(0.33)	(0.14)	(0.12)	(0.10)
From net realized gain		(2.55)	(1.25)	(0.49)	(1.62)	(3.40)	(1.95)

Total distributions		(2.82)	(1.56)	(0.82)	(1.76)	(3.52)	(2.05)

Net asset value, end of period	$13.58		$14.60	$14.42	$13.66	$13.62	$18.07

Total Return(c)
Based on net asset value	13.55	%(d)	12.64%	12.25%	13.74%	(6.85)%	43.39%

Ratios to Average Net Assets(e)
Total expenses	1.63	%(f)	1.65%	1.60%	1.61%	1.60%	1.72%

Total expenses after fees waived and/or reimbursed	1.63	%(f)	1.64%	1.60%	1.61%	1.60%	1.71%

Net investment income	0.66	%(f)	0.76%	1.28%	0.88%	0.38%	0.53%

Supplemental Data
Net assets, end of period (000)	$10,551		$10,348	$11,929	$14,795	$14,791	$18,149

Portfolio turnover rate		48%	80%	63%	80%	70%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Value Fund, Inc. (continued)

	Class K

	Six Months Ended 12/31/25 (unaudited)		Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$20.60		$19.69	$18.23	$17.60	$22.32	$17.58

Net investment income(a)	0.19		0.39	0.45	0.35	0.30	0.35
Net realized and unrealized gain (loss)	2.55		2.26	1.92	2.20	(1.30)	6.76

Net increase (decrease) from investment operations	2.74		2.65	2.37	2.55	(1.00)	7.11

Distributions(b)
From net investment income		(0.45)	(0.49)	(0.42)	(0.30)	(0.32)	(0.42)
From net realized gain		(2.55)	(1.25)	(0.49)	(1.62)	(3.40)	(1.95)

Total distributions		(3.00)	(1.74)	(0.91)	(1.92)	(3.72)	(2.37)

Net asset value, end of period	$20.34		$20.60	$19.69	$18.23	$17.60	$22.32

Total Return(c)
Based on net asset value	14.23	%(d)	13.99%	13.56%	15.02%	(5.77)%	45.22%

Ratios to Average Net Assets(e)
Total expenses	0.46	%(f)	0.47%	0.47%	0.48%	0.45%	0.45%

Total expenses after fees waived and/or reimbursed	0.46	%(f)	0.47%	0.47%	0.48%	0.45%	0.45%

Net investment income	1.83	%(f)	1.96%	2.44%	2.03%	1.48%	1.80%

Supplemental Data
Net assets, end of period (000)	$9,302		$8,337	$7,173	$6,777	$5,959	$6,385

Portfolio turnover rate		48%	80%	63%	80%	70%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Value Fund, Inc. (continued)

	Class R

	Six Months Ended 12/31/25 (unaudited)		Year Ended 06/30/25	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$17.10		$16.62	$15.58	$15.29	$19.86	$15.87

Net investment income(a)	0.10		0.20	0.28	0.19	0.14	0.19
Net realized and unrealized gain (loss)	2.08		1.90	1.61	1.91	(1.13)	6.04

Net increase (decrease) from investment operations	2.18		2.10	1.89	2.10	(0.99)	6.23

Distributions(b)
From net investment income	(0.33)		(0.37)	(0.36)	(0.19)	(0.18)	(0.29)
From net realized gain	(2.55)		(1.25)	(0.49)	(1.62)	(3.40)	(1.95)

Total distributions	(2.88)		(1.62)	(0.85)	(1.81)	(3.58)	(2.24)

Net asset value, end of period	$16.40		$17.10	$16.62	$15.58	$15.29	$19.86

Total Return(c)
Based on net asset value	13.78	%(d)	13.19%	12.75%	14.23%	(6.48)%	44.25%

Ratios to Average Net Assets(e)
Total expenses	1.17	%(f)	1.19%	1.16%	1.19%	1.17%	1.16%

Total expenses after fees waived and/or reimbursed	1.17	%(f)	1.19%	1.16%	1.19%	1.17%	1.16%

Net investment income	1.12	%(f)	1.21%	1.75%	1.30%	0.81%	1.12%

Supplemental Data
Net assets, end of period (000)	$4,028		$3,519	$3,712	$4,140	$4,191	$6,032

Portfolio turnover rate	48%		80%	63%	80%	70%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Large Cap Focus Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as a diversified fund under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Fund (the “Board”) previously approved certain changes to the Fund’s investment strategy and investment process. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on October 28, 2025.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

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Notes to Financial Statements (unaudited) (continued)

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

National Financial Services LLC	$1,072,071	$(1,072,071)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $100 million	0.60%
$100 million - $200 million	0.50
Greater than $200 million	0.40

Service and Distribution Fees: The Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total

Service and distribution — class specific	$1,068,567	$52,777	$9,464	$1,130,808

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended December 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Reimbursed amounts	$ 8,944	$ 11,295	$ 571	$ 24	$ 45	$ 20,879

For the six months ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total

Transfer agent — class specific	$ 529,980	$ 420,359	$ 9,481	$ 549	$ 4,112	$ 964,481

Other Fees: For the six months ended December 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $3,256.

For the six months ended December 31, 2025, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$ 190
Investor C	66

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended December 31, 2025, the amount waived was $6,530.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses of Class R Shares to 1.22% as a percentage of average daily net assets, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, (“expense limitation”). The Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2027, unless approved by the Board, including a majority of the Independent

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Notes to Financial Statements (unaudited) (continued)

Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended December 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended December 31, 2025, the Fund paid BIM $2,218 for securities lending agent services.

Directors and Officers: Certain directors and/or officers of the the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended December 31, 2025, purchases and sales of investments, excluding short-term securities, were $896,837,452 and $1,021,696,933, respectively.

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Large Cap Focus Value Fund, Inc.	$ 1,577,329,019	$ 421,978,070	$ (51,253,089)	$ 370,724,981

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

8.	BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended December 31, 2025, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 12/31/25		Year Ended 06/30/25

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	2,460,571	$50,532,804	5,407,276	$106,141,411

Shares issued in reinvestment of distributions	6,737,542	133,363,728	3,866,097	75,002,270

Shares redeemed	(6,264,432)	(127,995,166)	(12,800,181)	(257,575,729)

	2,933,681	$55,901,366	(3,526,808)	$(76,432,048)

Investor A

Shares sold and automatic conversion of shares	527,798	$10,526,899	1,151,684	$21,876,775

Shares issued in reinvestment of distributions	5,743,830	110,078,373	3,312,772	62,445,769

Shares redeemed	(3,273,507)	(65,278,454)	(7,053,034)	(136,170,674)

	2,998,121	$55,326,818	(2,588,578)	$(51,848,130)

Investor C

Shares sold	79,724	$1,138,422	116,626	$1,601,021

Shares issued in reinvestment of distributions	144,247	1,938,272	84,294	1,166,631

Shares redeemed and automatic conversion of shares	(155,519)	(2,212,619)	(319,624)	(4,502,666)

	68,452	$864,075	(118,704)	$(1,735,014)

Class K

Shares sold	72,969	$1,497,010	138,766	$2,696,725

Shares issued in reinvestment of distributions	62,236	1,232,649	31,332	607,846

Shares redeemed	(82,463)	(1,694,291)	(129,709)	(2,582,393)

	52,742	$1,035,368	40,389	$722,178

Class R

Shares sold	11,923	$199,556	45,856	$770,000

Shares issued in reinvestment of distributions	38,168	614,309	23,031	372,409

Shares redeemed	(10,290)	(174,446)	(86,432)	(1,429,421)

	39,801	$639,419	(17,545)	$(287,012)

	6,092,797	$113,767,046	(6,211,246)	$(129,580,026)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Fund is paid by the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Ropes & Gray LLP

New York, NY 10036

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	23

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Focus Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Focus Value Fund, Inc.

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Focus Value Fund, Inc.

Date: February 24, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Focus Value Fund, Inc.

Date: February 24, 2026

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